UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-228597-03

Central Index Key Number of issuing entity: 0001791183

Citigroup Commercial Mortgage Trust 2019-GC43
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-228597

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.
(Exact name of depositor as specified in its charter)

Citi Real Estate Funding Inc.

(Central Index Key number 0001701238)

Goldman Sachs Mortgage Company

(Central Index Key number: 0001541502)

(Exact names of sponsors as specified in their respective charters)

Richard Simpson, Citigroup Commercial Mortgage Securities Inc., (212) 816-5343
______________________________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “October 22, 2019 Form ABS-EE”), filed with the Securities and Exchange Commission on October 22, 2019, with respect to Citigroup Commercial Mortgage Trust 2019-GC43, Commercial Mortgage Pass-Through Certificates, Series 2019-GC43. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the October 22, 2019 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

EXHIBIT INDEX

Exhibit Number     Description

Exhibit 102            Asset Data File

Exhibit 103            Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

Date: November 13, 2019	/s/ Richard Simpson
Name: Richard Simpson
Title: President

CGCMT 2019-GC43 - Form ABS-EE/A